Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements
Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts.

As at June 30, 2019, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Average Contract Rate (1)	Fair Value / Carrying Amount of Asset (Liability) $	Expected Maturity 2019 $	Expected Maturity 2020 $
Euro	9,240	0.86	(101)	3,952	6,750

(1) Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Partnership entered into cross currency swaps concurrently with the issuance of its NOK-denominated senior unsecured bonds (see Note 8), and pursuant to these swaps, the Partnership receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds due in 2020, 2021 and 2023, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross currency swaps as at June 30, 2019.

		Floating Rate Receivable
Principal Amount NOK (in thousands)	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
1,000,000	134,000	NIBOR	3.70%	5.92%	(17,133)	0.9
1,200,000	146,500	NIBOR	6.00%	7.72%	(5,785)	2.3
850,000	102,000	NIBOR	4.60%	7.89%	(8,088)	4.2
					(31,006)

Interest Rate Swap Agreements	As at June 30, 2019, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	30,000	(177)	0.0	4.9%
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	125,000	(19,243)	9.5	5.2%
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	26,778	(239)	2.1	2.8%
U.S. Dollar-denominated interest rate swaps (iii) (iv)	LIBOR	326,755	(20,467)	1.6	3.4%
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	178,223	(4,253)	7.5	2.3%
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	81,059	(9,912)	4.2	3.8%
			(54,291)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2019, ranged from 0.30% to 3.25%.

(ii)	Principal amount reduces semi-annually.

(iii)	These interest rate swaps are subject to mandatory early termination in 2020 and 2021 whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reduces quarterly.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable/Advances to affiliates $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at June 30, 2019
Interest rate swap agreements	3	—	—	(2,291)	(8,817)	(43,186)
Foreign currency forward contracts	—	—	—	—	(101)	—
Cross currency swap agreements	—	—	—	(538)	(18,887)	(11,581)
	3	—	—	(2,829)	(27,805)	(54,767)
As at December 31, 2018
Interest rate swap agreements	188	795	2,362	(2,729)	(6,875)	(31,358)
Cross currency swap agreements	—	—	—	(713)	(4,729)	(23,680)
Toledo Spirit time-charter derivative	1,021	40	—	—	—	—
	1,209	835	2,362	(3,442)	(11,604)	(55,038)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments	The effect of the (loss) gain on these derivatives on the Partnership’s consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,
	2019			2018
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(2,392)	(5,333)	(7,725)	(4,310)	7,522	3,212
Foreign currency forward contracts	—	(101)	(101)	—	—	—
Toledo Spirit time-charter derivative	—	—	—	150	940	1,090
	(2,392)	(5,434)	(7,826)	(4,160)	8,462	4,302

	Six Months Ended June 30,
	2019			2018
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(4,777)	(9,525)	(14,302)	(8,788)	19,420	10,632
Interest rate swaption agreements	—	—	—	—	2	2
Foreign currency forward contracts	—	(101)	(101)	—	—	—
Toledo Spirit time-charter derivative	—	(40)	(40)	459	1,210	1,669
	(4,777)	(9,666)	(14,443)	(8,329)	20,632	12,303

The effect of the (loss) gain on these derivatives on the Partnership's consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,
	2019			2018
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross currency swap agreements	(1,087)	(139)	(1,226)	(1,798)	(16,566)	(18,364)

	Six Months Ended June 30,
	2019			2018
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross currency swap agreements	(2,521)	(2,059)	(4,580)	(3,182)	5,768	2,586

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)	The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity-accounted joint ventures.

Three Months Ended June 30, 2019			Three Months Ended June 30, 2018
Amount Recognized in AOCI $	Amount Reclassified from AOCI $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
(4,570)	157	Interest expense	1,534	2	—	Interest expense

Six Months Ended June 30, 2019			Six Months Ended June 30, 2018
Amount Recognized in AOCI $	Amount Reclassified from AOCI $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
(7,402)	408	Interest expense	5,090	(248)	740	Interest expense

(i)	Effective portion of designated and qualifying cash flow hedges recognized in other comprehensive (loss) income (or OCI).

(ii)
Effective portion of designated and qualifying cash flow hedges recorded in accumulated other comprehensive (loss) income (or AOCI) during the term of the hedging relationship and reclassified to earnings.

(iii)
Ineffective portion of designated and qualifying cash flow hedges recorded in interest expense.